UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04777

MFS SERIES TRUST I

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: August 31

Date of reporting period: November 30, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

November 30, 2014

MFS® CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS

11/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 98.6%
Aerospace - 3.1%
Honeywell International, Inc.	159,632	$15,814,741
Precision Castparts Corp.	39,682	9,440,348
Textron, Inc.	54,526	2,362,066
United Technologies Corp.	124,215	13,673,587

		$41,290,742
Alcoholic Beverages - 0.2%
Constellation Brands, Inc., “A” (a)	28,640	$2,760,896

Apparel Manufacturers - 1.1%
NIKE, Inc., “B”	31,349	$3,112,642
PVH Corp.	64,782	8,236,383
VF Corp.	32,880	2,471,590

		$13,820,615
Automotive - 0.9%
Delphi Automotive PLC	102,345	$7,466,068
Johnson Controls, Inc.	89,260	4,463,000

		$11,929,068
Biotechnology - 1.7%
Alexion Pharmaceuticals, Inc. (a)	41,521	$8,092,443
Biogen Idec, Inc. (a)	29,099	8,953,471
Exact Sciences Corp. (a)(l)	25,203	625,538
Illumina, Inc. (a)	3,317	633,182
MiMedx Group, Inc. (a)(l)	75,382	833,725
Puma Biotechnology, Inc. (a)	16,195	3,676,589

		$22,814,948
Broadcasting - 2.4%
Time Warner, Inc.	141,232	$12,021,668
Twenty-First Century Fox, Inc.	433,275	15,944,520
Walt Disney Co.	41,317	3,822,236

		$31,788,424
Brokerage & Asset Managers - 1.7%
Affiliated Managers Group, Inc. (a)	9,669	$1,968,512
BlackRock, Inc.	17,318	6,218,547
Franklin Resources, Inc.	72,300	4,110,978
FXCM, Inc., “A”	191,487	3,082,941
NASDAQ OMX Group, Inc.	149,064	6,694,464

		$22,075,442
Business Services - 2.6%
Accenture PLC, “A”	55,865	$4,822,825
Bright Horizons Family Solutions, Inc. (a)	132,133	5,906,345
Fidelity National Information Services, Inc.	113,658	6,954,733
FleetCor Technologies, Inc. (a)	28,365	4,308,360
Forrester Research, Inc.	55,993	2,223,482
Gartner, Inc. (a)	60,601	5,180,173
Global Payments, Inc.	12,728	1,099,190
Wex, Inc. (a)	29,065	3,286,670

		$33,781,778

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Cable TV - 1.2%
Charter Communications, Inc., “A” (a)	32,666	$5,543,420
Comcast Corp., “Special A”	67,886	3,856,604
Time Warner Cable, Inc.	46,279	6,908,529

		$16,308,553
Chemicals - 1.4%
Agrium, Inc.	40,960	$3,952,413
E.I. du Pont de Nemours & Co.	116,112	8,290,397
LyondellBasell Industries N.V., “A”	65,600	5,173,216
Monsanto Co.	8,862	1,062,642

		$18,478,668
Computer Software - 4.0%
Adobe Systems, Inc. (a)	105,394	$7,765,430
Check Point Software Technologies Ltd. (a)	159,121	12,301,645
Citrix Systems, Inc. (a)	66,626	4,417,970
Oracle Corp.	232,145	9,845,269
Qlik Technologies, Inc. (a)	204,804	6,314,107
Salesforce.com, Inc. (a)	204,213	12,226,232

		$52,870,653
Computer Software - Systems - 4.8%
Apple, Inc. (s)	314,958	$37,457,955
EMC Corp.	498,845	15,139,946
Hewlett-Packard Co.	69,472	2,713,576
NCR Corp. (a)	131,409	3,896,277
SS&C Technologies Holdings, Inc.	72,893	3,684,741

		$62,892,495
Construction - 1.5%
Fortune Brands Home & Security, Inc.	123,606	$5,552,382
Pool Corp.	27,264	1,619,754
Sherwin-Williams Co.	53,647	13,136,004

		$20,308,140
Consumer Products - 2.4%
Colgate-Palmolive Co.	126,566	$8,807,728
Estee Lauder Cos., Inc., “A”	35,978	2,667,409
Newell Rubbermaid, Inc.	158,067	5,739,413
Procter & Gamble Co.	154,788	13,997,479

		$31,212,029
Consumer Services - 1.4%
Nord Anglia Education, Inc. (a)	222,244	$3,678,138
Priceline Group, Inc. (a)	12,149	14,095,148

		$17,773,286
Containers - 0.1%
Crown Holdings, Inc. (a)	34,569	$1,711,166

Electrical Equipment - 1.4%
AMETEK, Inc.	113,514	$5,784,673
Danaher Corp.	135,051	11,284,862
W.W. Grainger, Inc.	7,300	1,793,464

		$18,862,999

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Electronics - 4.0%
Altera Corp.	532,242	$20,022,944
Avago Technologies Ltd.	70,848	6,617,203
Broadcom Corp., “A”	275,580	11,885,765
KLA-Tencor Corp.	57,692	4,006,132
Mellanox Technologies Ltd. (a)	90,684	3,867,673
Rubicon Technology, Inc. (a)(l)	231,422	1,189,509
Texas Instruments, Inc.	52,049	2,832,507
Ultratech, Inc. (a)	87,630	1,706,156

		$52,127,889
Energy - Independent - 3.0%
Access Midstream Partners LP	47,695	$2,989,523
Anadarko Petroleum Corp.	55,717	4,410,001
Clayton Williams Energy, Inc. (a)	13,472	780,568
Concho Resources, Inc. (a)	16,242	1,547,051
CONSOL Energy, Inc.	24,452	956,807
Energy XXI (Bermuda) Ltd.	80,076	321,105
EOG Resources, Inc.	33,689	2,921,510
Goodrich Petroleum Corp. (a)(l)	130,695	790,705
Marathon Petroleum Corp.	81,371	7,330,713
Memorial Resource Development Corp. (a)	115,396	2,492,554
Noble Energy, Inc.	94,858	4,665,116
PDC Energy, Inc. (a)	14,771	435,892
Peabody Energy Corp.	26,663	269,563
Pioneer Natural Resources Co.	27,466	3,933,955
Rice Energy, Inc. (a)	71,578	1,782,292
Sanchez Energy Corp. (a)	39,475	445,673
Targa Resources Corp.	22,734	2,594,859
Whiting Petroleum Corp. (a)	22,425	936,692

		$39,604,579
Energy - Integrated - 2.8%
Chevron Corp. (s)	142,431	$15,506,463
Hess Corp. (s)	287,940	20,999,464

		$36,505,927
Food & Beverages - 2.9%
Coca-Cola Co.	325,113	$14,574,816
Flowers Foods, Inc.	134,857	2,629,712
General Mills, Inc.	105,693	5,575,306
Mondelez International, Inc.	199,028	7,801,898
Pinnacle Foods, Inc.	108,136	3,679,868
WhiteWave Foods Co., “A” (a)	118,879	4,354,538

		$38,616,138
Food & Drug Stores - 1.1%
CVS Health Corp.	141,600	$12,936,576
Fairway Group Holdings Corp. (a)(l)	363,821	1,349,776

		$14,286,352
Gaming & Lodging - 0.8%
Starwood Hotels & Resorts Worldwide, Inc.	30,458	$2,406,182
Wynn Resorts Ltd.	42,939	7,669,335

		$10,075,517

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
General Merchandise - 1.6%
Five Below, Inc. (a)	74,151	$3,459,886
Kohl’s Corp.	123,185	7,344,290
Target Corp.	139,363	10,312,862

		$21,117,038
Health Maintenance Organizations - 1.0%
UnitedHealth Group, Inc.	136,358	$13,448,990

Insurance - 3.1%
American International Group, Inc.	380,950	$20,876,060
MetLife, Inc.	307,417	17,095,459
Safety Insurance Group, Inc.	39,353	2,342,291

		$40,313,810
Internet - 3.0%
Facebook, Inc., “A” (a)	138,119	$10,731,846
Google, Inc., “A” (a)	25,156	13,812,656
Google, Inc., “C” (a)	19,756	10,704,393
LinkedIn Corp., “A” (a)	20,773	4,700,307

		$39,949,202
Machinery & Tools - 2.2%
Colfax Corp. (a)	99,445	$5,124,401
Eaton Corp. PLC	70,698	4,795,445
IPG Photonics Corp. (a)	50,855	3,666,137
Joy Global, Inc.	77,881	3,819,284
Roper Industries, Inc.	70,920	11,192,594

		$28,597,861
Major Banks - 5.2%
Bank of America Corp.	803,432	$13,690,481
Goldman Sachs Group, Inc.	31,736	5,979,380
JPMorgan Chase & Co.	282,664	17,005,066
Morgan Stanley	173,810	6,114,636
State Street Corp.	107,462	8,245,559
Wells Fargo & Co.	306,847	16,717,025

		$67,752,147
Medical & Health Technology & Services - 1.1%
Cerner Corp. (a)	28,198	$1,815,951
Express Scripts Holding Co. (a)	65,717	5,464,369
Healthcare Services Group, Inc.	72,152	2,176,104
McKesson Corp.	20,804	4,384,651

		$13,841,075
Medical Equipment - 4.5%
Abbott Laboratories	322,726	$14,364,534
AtriCure, Inc. (a)	88,836	1,663,898
Cepheid, Inc. (a)	30,953	1,704,891
Cooper Cos., Inc.	49,866	8,422,367
Covidien PLC	99,120	10,011,120
DENTSPLY International, Inc.	46,612	2,562,728
DexCom, Inc. (a)	25,413	1,307,753
Heartware International, Inc. (a)	9,201	676,550
OraSure Technologies, Inc. (a)	74,991	675,669

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Medical Equipment - continued
STERIS Corp.	15,028	$958,035
Stryker Corp.	122,134	11,347,470
TearLab Corp. (a)(l)	286,309	797,371
Thermo Fisher Scientific, Inc.	38,856	5,023,692

		$59,516,078
Metals & Mining - 0.3%
First Quantum Minerals Ltd.	124,679	$2,027,301
Lundin Mining Corp. (a)	525,882	2,505,514

		$4,532,815
Natural Gas - Pipeline - 0.3%
Williams Cos., Inc.	87,918	$4,549,757

Network & Telecom - 0.1%
Ixia (a)	176,533	$1,830,647

Oil Services - 1.2%
Cameron International Corp. (a)	48,224	$2,472,927
Forum Energy Technologies, Inc. (a)	33,435	802,774
Halliburton Co.	149,081	6,291,218
Schlumberger Ltd.	71,118	6,112,592

		$15,679,511
Other Banks & Diversified Financials - 4.9%
American Express Co.	86,846	$8,026,307
BB&T Corp.	196,841	7,399,253
Discover Financial Services	246,010	16,125,956
EuroDekania Ltd. (a)	580,280	324,697
PrivateBancorp, Inc.	189,888	5,971,978
Texas Capital Bancshares, Inc. (a)	92,500	5,099,525
Visa, Inc., “A”	80,855	20,875,952

		$63,823,668
Pharmaceuticals - 5.9%
AbbVie, Inc.	172,211	$11,917,001
Actavis PLC (a)	60,222	16,296,675
Bristol-Myers Squibb Co.	228,747	13,507,510
Endo International PLC (a)	104,650	7,657,241
Merck & Co., Inc.	154,390	9,325,156
Valeant Pharmaceuticals International, Inc. (a)	95,226	13,850,622
Zoetis, Inc.	102,241	4,593,688

		$77,147,893
Railroad & Shipping - 1.5%
Canadian Pacific Railway Ltd.	36,839	$7,115,821
Diana Shipping, Inc. (a)	176,650	1,321,342
Union Pacific Corp.	92,666	10,820,609

		$19,257,772
Real Estate - 3.4%
Equity Lifestyle Properties, Inc., REIT	163,160	$8,094,368
Gramercy Property Trust, Inc., REIT	644,476	3,802,408
Medical Properties Trust, Inc., REIT	536,839	7,440,589
Mid-America Apartment Communities, Inc., REIT	133,341	9,821,898

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Real Estate - continued
Plum Creek Timber Co. Inc., REIT	189,385	$7,893,567
Tanger Factory Outlet Centers, Inc., REIT	208,948	7,643,318

		$44,696,148
Restaurants - 0.7%
McDonald’s Corp.	56,127	$5,433,655
YUM! Brands, Inc.	53,154	4,106,147

		$9,539,802
Specialty Chemicals - 1.6%
Albemarle Corp.	122,501	$7,232,459
Amira Nature Foods Ltd (a)(l)	71,578	1,072,954
Axalta Coating Systems Ltd. (a)	236,042	5,617,800
W.R. Grace & Co. (a)	77,063	7,403,442

		$21,326,655
Specialty Stores - 3.5%
AutoZone, Inc. (a)	10,763	$6,217,893
Bed Bath & Beyond, Inc. (a)	95,281	6,990,767
Burlington Stores, Inc. (a)	165,403	7,388,552
L Brands, Inc.	97,834	7,914,771
Ross Stores, Inc.	78,045	7,139,557
Sally Beauty Holdings, Inc. (a)	141,630	4,482,590
Urban Outfitters, Inc. (a)	190,863	6,168,692

		$46,302,822
Telecommunications - Wireless - 1.2%
American Tower Corp., REIT	148,317	$15,574,768

Telephone Services - 1.3%
Verizon Communications, Inc.	347,926	$17,601,576

Tobacco - 1.3%
Altria Group, Inc.	134,173	$6,743,535
Philip Morris International, Inc.	110,782	9,630,279

		$16,373,814
Trucking - 0.7%
Swift Transportation Co. (a)	296,739	$8,626,203

Utilities - Electric Power - 2.5%
American Electric Power Co., Inc.	88,409	$5,087,938
Calpine Corp. (a)	151,864	3,486,797
CMS Energy Corp.	157,672	5,218,943
Dominion Resources, Inc.	47,252	3,428,133
Edison International	71,400	4,538,184
Exelon Corp.	87,053	3,148,707
NextEra Energy, Inc.	26,114	2,726,040
NRG Energy, Inc.	86,108	2,691,736
Pattern Energy Group, Inc.	86,876	2,304,820

		$32,631,298
Total Common Stocks		$1,295,927,654

Money Market Funds - 1.5%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	19,267,942	$19,267,942

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Collateral for Securities Loaned - 0.3%
Navigator Securities Lending Prime Portfolio, 0.16% at Net Asset Value (j)	3,387,025	$3,387,025
Total Investments		$1,318,582,621

Securities Sold Short - (0.2)%
Gaming & Lodging - (0.2)%
Marriott International, Inc., “A”	(37,499)	$(2,954,546)

Other Assets, Less Liabilities - (0.1)%		(1,866,851)
Net Assets - 100.0%		$1,313,761,224

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and certain derivative transactions.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

At November 30, 2014, the fund had cash collateral of $26,739 and other liquid securities with an aggregate value of $5,669,644 to cover any commitments for securities sold short and certain derivative contracts.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

11/30/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,247,777,207	$—	$—	$1,247,777,207
Canada	29,451,671	—	—	29,451,671
Israel	12,301,645	—	—	12,301,645
Hong Kong	3,678,138	—	—	3,678,138
Greece	1,321,342	—	—	1,321,342
United Arab Emirates	1,072,954	—	—	1,072,954
Cayman Islands	—	—	324,697	324,697
Mutual Funds	22,654,967	—	—	22,654,967
Total Investments	$1,318,257,924	$—	$324,697	$1,318,582,621
Short Sales	$(2,954,546)	$—	$—	$(2,954,546)

Supplemental Information (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 8/31/14	$274,485
Change in unrealized appreciation (depreciation)	50,212
Balance as of 11/30/14	$324,697

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at November 30, 2014 is $50,212. At November 30, 2014, the fund held one level 3 security.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,016,714,964
Gross unrealized appreciation	334,165,427
Gross unrealized depreciation	(32,297,770)
Net unrealized appreciation (depreciation)	$301,867,657

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	4,714,652	53,347,380	(38,794,090)	19,267,942

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,910	$19,267,942

QUARTERLY REPORT

November 30, 2014

MFS® GLOBAL LEADERS FUND

PORTFOLIO OF INVESTMENTS

11/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 98.5%
Alcoholic Beverages - 11.1%
AmBev S.A.	23,852	$156,698
Carlsberg A.S., “B”	2,054	183,074
Diageo PLC	12,077	374,180
Pernod Ricard S.A.	3,451	409,269
SABMiller PLC	6,618	368,894

		$1,492,115
Apparel Manufacturers - 14.5%
Burberry Group PLC	13,322	$343,788
Compagnie Financiere Richemont S.A.	2,313	217,588
Global Brands Group Holding Ltd. (a)	792,000	176,683
Kering S.A.	1,732	357,967
Li & Fung Ltd.	74,000	82,255
LVMH Moet Hennessy Louis Vuitton S.A.	2,112	379,740
NIKE, Inc., “B”	2,448	243,062
Tod’s S.p.A.	1,671	154,382

		$1,955,465
Broadcasting - 9.7%
Nippon Television Holdings, Inc.	11,000	$162,956
Publicis Groupe S.A.	4,216	309,827
Time Warner, Inc.	5,135	437,091
Twenty-First Century Fox, Inc.	10,709	394,091

		$1,303,965
Business Services - 1.7%
Accenture PLC, “A”	2,692	$232,400

Chemicals - 2.7%
3M Co.	2,313	$370,288

Computer Software - 2.7%
SAP AG	5,222	$368,291

Consumer Products - 13.8%
Colgate-Palmolive Co.	4,773	$332,153
L’Oreal S.A.	1,939	331,022
Newell Rubbermaid, Inc.	7,319	265,753
Procter & Gamble Co.	4,119	372,481
Reckitt Benckiser Group PLC	3,812	313,302
Unilever N.V.	6,147	250,533

		$1,865,244
Electrical Equipment - 5.3%
Danaher Corp.	4,483	$374,599
Schneider Electric S.A.	4,090	333,851

		$708,450
Food & Beverages - 10.8%
Danone S.A.	5,779	$408,078
M. Dias Branco S.A. Industria e Comercio de Alimentos	7,244	275,938
Nestle S.A.	6,544	491,605

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Food & Beverages - continued
Want Want China Holdings Ltd.	211,000	$276,984

		$1,452,605
Gaming & Lodging - 1.3%
InterContinental Hotels Group PLC	4,242	$179,795

General Merchandise - 2.3%
Target Corp.	4,240	$313,760

Other Banks & Diversified Financials - 5.1%
Julius Baer Group Ltd.	6,836	$309,894
Visa, Inc., “A”	1,489	384,445

		$694,339
Restaurants - 5.6%
McDonald’s Corp.	3,815	$369,330
YUM! Brands, Inc.	4,981	384,782

		$754,112
Specialty Stores - 6.5%
AutoZone, Inc. (a)	477	$275,568
L Brands, Inc.	3,319	268,507
Urban Outfitters, Inc. (a)	10,273	332,023

		$876,098
Tobacco - 5.4%
Imperial Tobacco Group PLC	2,665	$123,375
Japan Tobacco, Inc.	11,800	378,103
Swedish Match AB	6,399	221,016

		$722,494
Total Common Stocks		$13,289,421

Money Market Funds - 0.9%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	120,129	$120,129
Total Investments		$13,409,550

Other Assets, Less Liabilities - 0.6%		74,973
Net Assets - 100.0%		$13,484,523

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

11/30/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$13,289,421	$—	$—	$13,289,421
Mutual Funds	120,129	—	—	120,129
Total Investments	$13,409,550	$—	$—	$13,409,550

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$11,615,226
Gross unrealized appreciation	2,000,679
Gross unrealized depreciation	(206,355)
Net unrealized appreciation (depreciation)	$1,794,324

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

3

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	541,652	387,161	(808,684)	120,129

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$53	$120,129

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of November 30, 2014, are as follows:

United States	41.1%
France	18.8%
United Kingdom	12.6%
Switzerland	7.6%
Japan	4.0%
Brazil	3.2%
Germany	2.7%
China	2.1%
Hong Kong	1.9%
Other Countries	6.0%

4

QUARTERLY REPORT

November 30, 2014

MFS® LOW VOLATILITY GLOBAL EQUITY FUND

PORTFOLIO OF INVESTMENTS

11/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 97.2%
Aerospace - 1.6%
Lockheed Martin Corp.	2,732	$523,343

Airlines - 1.4%
Copa Holdings S.A., “A”	1,764	$197,409
Southwest Airlines Co.	6,662	278,605

		$476,014
Automotive - 1.4%
USS Co. Ltd.	32,600	$470,581

Biotechnology - 2.2%
Amgen, Inc.	4,365	$721,578

Broadcasting - 1.1%
Television Broadcasts Ltd.	63,600	$360,036

Cable TV - 2.4%
Liberty Global PLC, “A” (a)	5,430	$282,306
Liberty Global PLC, “C” (a)	5,430	271,066
Time Warner Cable, Inc.	1,617	241,386

		$794,758
Chemicals - 0.4%
Monsanto Co.	1,148	$137,657

Computer Software - 0.7%
Dassault Systems S.A.	3,614	$236,402

Computer Software - Systems - 1.6%
EMC Corp.	5,930	$179,976
NICE Systems Ltd., ADR	7,156	337,978

		$517,954
Construction - 0.7%
Geberit AG	635	$221,321

Consumer Products - 4.9%
Colgate-Palmolive Co.	2,273	$158,178
Kimberly-Clark Corp.	3,207	373,904
Kobayashi Pharmaceutical Co. Ltd.	6,600	382,085
Procter & Gamble Co.	6,179	558,767
Uni-Charm Corp.	7,000	160,268

		$1,633,202
Electronics - 5.7%
Kyocera Corp.	6,400	$313,393
Siliconware Precision Industries Co. Ltd., ADR	56,757	420,569
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	48,890	1,147,448

		$1,881,410
Energy - Independent - 2.5%
Dragon Oil PLC	13,114	$103,618
EQT Corp.	4,107	373,655

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Energy - Independent - continued
Range Resources Corp.	5,430	$356,480

		$833,753
Energy - Integrated - 3.5%
Exxon Mobil Corp.	7,917	$716,805
Royal Dutch Shell PLC, “B”	12,530	435,640

		$1,152,445
Food & Beverages - 7.1%
Chr. Hansen Holding A.S.	6,770	$286,763
General Mills, Inc.	20,740	1,094,035
Mondelez International, Inc.	5,058	198,274
Nestle S.A.	3,702	278,105
Sligro Food Group N.V.	5,109	192,303
Toyo Suisan Kaisha Ltd.	9,000	304,879

		$2,354,359
Food & Drug Stores - 5.8%
CVS Health Corp.	2,360	$215,610
Dairy Farm International Holdings Ltd.	18,900	174,258
Kroger Co.	8,155	487,995
Lawson, Inc.	8,100	499,638
METRO, Inc., “A”	2,232	174,263
Sun Art Retail Group Ltd.	145,500	165,296
Sundrug Co. Ltd.	5,200	210,988

		$1,928,048
Gaming & Lodging - 0.9%
Paddy Power PLC	4,014	$311,814

General Merchandise - 0.4%
Macy’s, Inc.	2,232	$144,879

Insurance - 4.4%
Beazley Group PLC	40,324	$171,289
Catlin Group Ltd.	33,707	290,738
Intact Financial Corp.	4,936	347,233
Suncorp-Metway Ltd.	39,997	488,269
Travelers Cos., Inc.	1,480	154,586

		$1,452,115
Internet - 0.6%
Google, Inc., “A” (a)	341	$187,236

Machinery & Tools - 0.5%
Schindler Holding AG	1,242	$173,616

Major Banks - 5.5%
Bank of Nova Scotia	3,328	$206,469
BOC Hong Kong Holdings Ltd.	122,000	431,056
HSBC Holdings PLC, ADR	8,292	412,527
Morgan Stanley	3,749	131,890
Royal Bank of Canada	2,463	180,168
Sumitomo Mitsui Financial Group, Inc.	8,100	305,448
Wells Fargo & Co.	2,693	146,715

		$1,814,273

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Medical & Health Technology & Services - 0.3%
Miraca Holdings, Inc.	3,000	$113,887

Medical Equipment - 2.3%
Abbott Laboratories	3,812	$169,672
Fisher & Paykel Healthcare Corp. Ltd.	135,383	581,538

		$751,210
Natural Gas - Distribution - 0.4%
Osaka Gas Co. Ltd.	30,000	$114,747

Network & Telecom - 0.4%
VTech Holdings Ltd.	10,100	$140,529

Other Banks & Diversified Financials - 4.1%
China Construction Bank	235,000	$178,184
Credicorp Ltd.	1,531	253,625
Discover Financial Services	14,349	940,577

		$1,372,386
Pharmaceuticals - 8.6%
Johnson & Johnson	7,156	$774,637
Novartis AG	2,592	250,947
Roche Holding AG	2,994	897,192
Santen Pharmaceutical Co. Ltd.	9,100	509,177
Teva Pharmaceutical Industries Ltd., ADR	7,220	411,396

		$2,843,349
Railroad & Shipping - 0.8%
Canadian National Railway Co.	3,584	$254,643

Real Estate - 1.5%
Allreal Holding AG	2,469	$339,767
IGB Trust, REIT	360,400	141,709

		$481,476
Restaurants - 2.7%
McDonald’s Corp.	5,410	$523,742
Whitbread PLC	5,282	378,934

		$902,676
Specialty Chemicals - 1.0%
Symrise AG	5,671	$339,167

Specialty Stores - 2.9%
Home Depot, Inc.	2,693	$267,684
Inditex	5,473	159,457
Ross Stores, Inc.	5,686	520,155

		$947,296
Telecommunications - Wireless - 4.5%
American Tower Corp., REIT	2,085	$218,946
Crown Castle International Corp.	6,413	532,856
KDDI Corp.	5,200	333,200
SBA Communications Corp. (a)	3,411	415,016

		$1,500,018

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Telephone Services - 3.2%
BCE, Inc.	3,207	$150,472
Bezeq - The Israel Telecommunication Corp. Ltd.	93,763	168,816
DiGi.Com Berhad	234,100	436,018
TDC A.S.	20,968	170,058
Verizon Communications, Inc.	2,693	136,239

		$1,061,603
Tobacco - 1.6%
Altria Group, Inc.	3,704	$186,163
Japan Tobacco, Inc.	4,300	137,783
Lorillard, Inc.	3,277	206,910

		$530,856
Utilities - Electric Power - 7.6%
Alliant Energy Corp.	2,463	$154,849
American Electric Power Co., Inc.	4,816	277,161
Cheung Kong Infrastructure Holdings Ltd.	105,000	777,186
Consolidated Edison, Inc.	3,328	210,163
Dominion Resources, Inc.	1,965	142,561
Duke Energy Corp.	2,584	209,046
Hongkong Electric Holdings Ltd.	15,000	143,232
PG&E Corp.	11,994	605,697

		$2,519,895
Total Common Stocks		$32,200,532

Money Market Funds - 1.4%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	471,412	$471,412
Total Investments		$32,671,944

Other Assets, Less Liabilities - 1.4%		461,659
Net Assets - 100.0%		$33,133,603

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

11/30/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$32,200,532	$—	$—	$32,200,532
Mutual Funds	471,412	—	—	471,412
Total Investments	$32,671,944	$—	$—	$32,671,944

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$31,665,100
Gross unrealized appreciation	1,549,776
Gross unrealized depreciation	(542,932)
Net unrealized appreciation (depreciation)	$1,006,844

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

5

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	128,237	26,094,569	(25,751,394)	471,412

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$289	$471,412

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of November 30, 2014, are as follows:

United States	45.9%
Japan	11.7%
Switzerland	6.6%
Hong Kong	6.2%
United Kingdom	5.1%
Taiwan	4.8%
Canada	4.0%
Israel	2.8%
New Zealand	1.8%
Other Countries	11.1%

6

QUARTERLY REPORT

November 30, 2014

MFS® LOW VOLATILITY EQUITY FUND

PORTFOLIO OF INVESTMENTS

11/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 97.1%
Aerospace - 3.6%
General Dynamics Corp.	270	$39,246
Honeywell International, Inc.	633	62,711
Lockheed Martin Corp.	175	33,523
United Technologies Corp.	507	55,811

		$191,291
Business Services - 3.0%
Amdocs Ltd.	495	$24,129
Automatic Data Processing, Inc.	1,601	137,110

		$161,239
Cable TV - 0.5%
Time Warner Cable, Inc.	162	$24,183

Chemicals - 0.5%
3M Co.	171	$27,375

Computer Software - 2.9%
Adobe Systems, Inc. (a)	324	$23,872
Intuit, Inc.	600	56,322
Microsoft Corp.	1,012	48,384
Oracle Corp.	585	24,810

		$153,388
Computer Software - Systems - 1.5%
EMC Corp.	795	$24,128
International Business Machines Corp.	352	57,084

		$81,212
Consumer Products - 4.6%
Colgate-Palmolive Co.	1,014	$70,564
Kimberly-Clark Corp.	168	19,587
Procter & Gamble Co.	1,754	158,614

		$248,765
Electrical Equipment - 0.8%
Danaher Corp.	278	$23,230
TE Connectivity Ltd.	339	21,764

		$44,994
Electronics - 4.7%
Analog Devices, Inc.	434	$23,714
Intel Corp.	2,382	88,730
Microchip Technology, Inc.	1,958	88,404
Texas Instruments, Inc.	975	53,060

		$253,908
Energy - Integrated - 4.4%
Chevron Corp.	1,068	$116,273
Exxon Mobil Corp.	1,333	120,690

		$236,963

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Food & Beverages - 5.7%
Bunge Ltd.	224	$20,332
Coca-Cola Co.	677	30,350
Dr Pepper Snapple Group, Inc.	446	33,004
General Mills, Inc.	1,992	105,078
McCormick & Co., Inc.	419	31,144
Mondelez International, Inc.	600	23,520
PepsiCo, Inc.	592	59,259

		$302,687
Food & Drug Stores - 3.0%
CVS Health Corp.	284	$25,946
Kroger Co.	2,288	136,914

		$162,860
Gaming & Lodging - 0.5%
Norwegian Cruise Line Holdings Ltd. (a)	640	$28,090

General Merchandise - 4.4%
Costco Wholesale Corp.	415	$58,980
Macy’s, Inc.	343	22,264
Target Corp.	419	31,006
Wal-Mart Stores, Inc.	1,416	123,957

		$236,207
Health Maintenance Organizations - 0.8%
Aetna, Inc.	239	$20,850
UnitedHealth Group, Inc.	227	22,389

		$43,239
Insurance - 6.2%
Chubb Corp.	246	$25,350
Everest Re Group Ltd.	816	143,118
MetLife, Inc.	425	23,634
RenaissanceRe Holdings Ltd.	512	50,135
Travelers Cos., Inc.	516	53,896
Validus Holdings Ltd.	905	37,558

		$333,691
Internet - 1.7%
Google, Inc., “A” (a)	166	$91,147

Major Banks - 1.5%
PNC Financial Services Group, Inc.	343	$30,002
Wells Fargo & Co.	916	49,904

		$79,906
Medical & Health Technology & Services - 1.9%
AmerisourceBergen Corp.	644	$58,636
McKesson Corp.	196	41,309

		$99,945
Medical Equipment - 2.8%
Abbott Laboratories	1,575	$70,103
Becton, Dickinson & Co.	224	31,434
Zimmer Holdings, Inc.	412	46,263

		$147,800

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Natural Gas - Distribution - 0.4%
Sempra Energy	195	$21,787

Network & Telecom - 0.8%
Cisco Systems, Inc.	810	$22,388
Qualcomm, Inc.	284	20,704

		$43,092
Oil Services - 1.0%
Cameron International Corp. (a)	373	$19,127
Schlumberger Ltd.	428	36,787

		$55,914
Other Banks & Diversified Financials - 7.7%
American Express Co.	239	$22,088
Discover Financial Services	629	41,231
East West Bancorp, Inc.	765	28,129
Fifth Third Bancorp	1,006	20,241
M&T Bank Corp.	1,271	160,171
Visa, Inc., “A”	543	140,197

		$412,057
Pharmaceuticals - 6.8%
Bristol-Myers Squibb Co.	379	$22,380
Eli Lilly & Co.	1,542	105,041
Johnson & Johnson	1,279	138,452
Merck & Co., Inc.	1,258	75,983
Pfizer, Inc.	677	21,089

		$362,945
Pollution Control - 2.5%
Stericycle, Inc. (a)	899	$115,899
Waste Management, Inc.	401	19,541

		$135,440
Real Estate - 4.0%
Federal Realty Investment Trust, REIT	498	$66,065
Public Storage, Inc., REIT	777	145,789

		$211,854
Restaurants - 2.7%
McDonald’s Corp.	1,520	$147,151

Specialty Chemicals - 0.5%
Praxair, Inc.	220	$28,244

Specialty Stores - 1.7%
AutoZone, Inc. (a)	65	$37,551
Bed Bath & Beyond, Inc. (a)	293	21,497
O’Reilly Automotive, Inc. (a)	189	34,538

		$93,586
Telecommunications - Wireless - 0.8%
American Tower Corp., REIT	386	$40,534

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Telephone Services - 2.5%
AT&T, Inc.	1,152	$40,758
Verizon Communications, Inc.	1,829	92,529

		$133,287
Tobacco - 3.0%
Altria Group, Inc.	573	$28,799
Lorillard, Inc.	1,085	68,507
Philip Morris International, Inc.	705	61,286

		$158,592
Trucking - 0.4%
United Parcel Service, Inc., “B”	207	$22,753

Utilities - Electric Power - 7.3%
Alliant Energy Corp.	375	$23,576
American Electric Power Co., Inc.	749	43,105
Consolidated Edison, Inc.	361	22,797
Dominion Resources, Inc.	520	37,726
Duke Energy Corp.	224	18,122
ITC Holdings Corp.	536	20,363
MGE Energy, Inc.	810	35,648
NextEra Energy, Inc.	511	53,343
OGE Energy Corp.	2,082	74,307
Pinnacle West Capital Corp.	343	21,688
Southern Co.	839	39,794

		$390,469
Total Common Stocks		$5,206,595

Money Market Funds - 0.9%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	48,374	$48,374
Total Investments		$5,254,969

Other Assets, Less Liabilities - 2.0%		106,353
Net Assets - 100.0%		$5,361,322

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

11/30/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$5,206,595	$—	$—	$5,206,595
Mutual Funds	48,374	—	—	48,374
Total Investments	$5,254,969	$—	$—	$5,254,969

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$4,777,989
Gross unrealized appreciation	517,629
Gross unrealized depreciation	(40,649)
Net unrealized appreciation (depreciation)	$476,980

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

5

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	132,053	790,774	(874,453)	48,374

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$16	$48,374

6

QUARTERLY REPORT

November 30, 2014

MFS® NEW DISCOVERY FUND

PORTFOLIO OF INVESTMENTS

11/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 99.6%
Aerospace - 0.7%
FLIR Systems, Inc.	397,485	$12,612,199

Airlines - 0.3%
Virgin America, Inc. (a)	147,860	$5,571,365

Apparel Manufacturers - 0.3%
Tumi Holdings, Inc. (a)	235,983	$5,165,668

Automotive - 0.5%
Mobileye N.V. (a)(l)	190,602	$8,401,736

Biotechnology - 3.5%
Amicus Therapeutics, Inc. (a)	693,291	$5,497,798
Exact Sciences Corp. (a)(l)	646,712	16,051,392
Isis Pharmaceuticals, Inc. (a)	240,155	12,437,627
MiMedx Group, Inc. (a)(l)	1,462,003	16,169,753
Puma Biotechnology, Inc. (a)	31,386	7,125,250
Tesaro, Inc. (a)	209,000	7,212,590

		$64,494,410
Broadcasting - 1.1%
Live Nation, Inc. (a)	768,148	$20,586,366

Brokerage & Asset Managers - 1.8%
FXCM, Inc., “A”	567,717	$9,140,244
LPL Financial Holdings, Inc.	224,355	9,573,228
NASDAQ OMX Group, Inc.	306,024	13,743,538

		$32,457,010
Business Services - 8.4%
Borderfree, Inc. (a)	684,347	$6,850,313
Bright Horizons Family Solutions, Inc. (a)	694,695	31,052,867
Constant Contact, Inc. (a)	934,534	30,540,571
CoStar Group, Inc. (a)	115,321	19,634,553
Gartner, Inc. (a)	298,257	25,495,008
Ultimate Software Group, Inc. (a)	210,439	30,985,038
Xoom Corp. (a)	546,778	7,660,360

		$152,218,710
Chemicals - 0.1%
Marrone Bio Innovations, Inc. (a)(l)	760,770	$1,833,456

Computer Software - 0.9%
SolarWinds, Inc. (a)	317,950	$16,507,964

Computer Software - Systems - 8.5%
Benefitfocus, Inc. (a)(l)	258,160	$6,993,554
Cvent, Inc. (a)	1,097,997	29,558,079
Demandware, Inc. (a)	322,685	18,070,360
Exa Corp. (a)	519,445	5,739,867
Fleetmatics Group PLC (a)	550,310	19,365,409
Model N, Inc. (a)(h)	1,525,875	15,716,513

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Computer Software - Systems - continued
PROS Holdings, Inc. (a)	291,340	$8,332,324
SciQuest, Inc. (a)	1,142,734	17,038,164
ServiceNow, Inc. (a)	277,924	17,776,019
SS&C Technologies Holdings, Inc.	315,500	15,948,525

		$154,538,814
Construction - 2.2%
Eagle Materials, Inc.	205,613	$16,940,455
Lennox International, Inc.	79,833	7,477,957
Trex Co., Inc. (a)	361,085	15,216,122

		$39,634,534
Consumer Services - 3.6%
HomeAway, Inc. (a)	468,440	$14,690,278
MakeMyTrip Ltd. (a)	484,937	14,252,298
Nord Anglia Education, Inc. (a)	1,067,722	17,670,799
Servicemaster Global Holdings, Inc. (a)	691,993	18,171,736

		$64,785,111
Electrical Equipment - 3.4%
Advanced Drainage Systems, Inc.	790,145	$18,576,309
AMETEK, Inc.	215,544	10,984,122
MSC Industrial Direct Co., Inc., “A”	113,394	8,807,312
Sensata Technologies Holding B.V. (a)	184,017	9,121,723
TriMas Corp. (a)	438,071	13,637,150

		$61,126,616
Electronics - 1.2%
Silicon Laboratories, Inc. (a)	234,167	$10,619,473
Stratasys Ltd. (a)	118,455	12,078,856

		$22,698,329
Energy - Independent - 3.4%
Foresight Energy LP	764,474	$13,454,742
Memorial Resource Development Corp. (a)	457,675	9,885,780
Peabody Energy Corp.	1,130,688	11,431,256
Range Resources Corp.	130,987	8,599,297
Rice Energy, Inc. (a)	562,435	14,004,632
Sanchez Energy Corp. (a)	399,334	4,508,481

		$61,884,188
Engineering - Construction - 1.0%
Team, Inc. (a)	451,707	$18,343,821

Entertainment - 0.3%
DHX Media Ltd.	992	$7,831
DHX Media Ltd.	631,003	5,130,106

		$5,137,937
Food & Beverages - 1.6%
Flowers Foods, Inc.	836,749	$16,316,606
Freshpet, Inc. (a)	785,251	13,121,544

		$29,438,150
Food & Drug Stores - 0.4%
Brazil Pharma S.A. (a)	5,168,340	$7,213,933

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Gaming & Lodging - 2.0%
Diamond Resorts International, Inc. (a)	640,328	$15,483,131
Norwegian Cruise Line Holdings Ltd. (a)	479,022	21,024,276

		$36,507,407
General Merchandise - 1.6%
Five Below, Inc. (a)	627,091	$29,260,066

Internet - 4.9%
Dealertrack Holdings, Inc. (a)	408,467	$19,263,304
GrubHub, Inc. (a)	412,694	15,187,139
Pandora Media, Inc. (a)	598,525	11,767,002
Shutterstock, Inc. (a)	180,144	13,543,226
Trulia, Inc. (a)	332,054	16,878,305
Yelp, Inc. (a)	235,683	13,455,142

		$90,094,118
Machinery & Tools - 3.8%
Allison Transmission Holdings, Inc.	553,205	$18,194,912
IPG Photonics Corp. (a)	228,190	16,450,217
Joy Global, Inc.	236,124	11,579,521
Polypore International, Inc. (a)	270,221	13,905,573
WABCO Holdings, Inc. (a)	83,894	8,609,202

		$68,739,425
Medical & Health Technology & Services - 8.0%
Advisory Board Co. (a)	540,359	$23,019,293
Brookdale Senior Living, Inc. (a)	644,235	22,818,804
Capital Senior Living Corp. (a)	1,226,064	31,203,329
Healthcare Services Group, Inc.	921,395	27,789,273
HealthStream, Inc. (a)	587,631	16,835,628
IDEXX Laboratories, Inc. (a)	85,563	12,778,834
INC Research Holdings, Inc., “A” (a)	463,120	11,295,497

		$145,740,658
Medical Equipment - 9.3%
Align Technology, Inc. (a)	246,222	$14,010,032
AtriCure, Inc. (a)	198,964	3,726,596
Cardiovascular Systems, Inc. (a)	616,900	18,914,154
Cepheid, Inc. (a)	325,777	17,943,797
DexCom, Inc. (a)	323,824	16,663,983
GenMark Diagnostics, Inc. (a)	838,461	9,524,917
Masimo Corp. (a)	594,549	15,606,911
Nevro Corp. (a)	184,308	4,974,473
Novadaq Technologies, Inc. (a)	742,651	10,657,042
NxStage Medical, Inc. (a)	438,489	7,577,090
PerkinElmer, Inc.	307,781	13,994,802
STERIS Corp.	127,957	8,157,259
TearLab Corp. (a)(l)(h)	2,495,528	6,950,045
Thoratec Corp. (a)	574,005	17,903,216
Uroplasty, Inc. (a)(h)	1,444,628	3,438,215

		$170,042,532
Metals & Mining - 1.9%
Globe Specialty Metals, Inc.	938,436	$16,263,096
Horsehead Holding Corp. (a)	566,485	8,848,496

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Metals & Mining - continued
Iluka Resources Ltd.	1,486,676	$8,669,410

		$33,781,002
Natural Gas - Pipeline - 0.4%
StealthGas, Inc. (a)	976,797	$7,091,546

Oil Services - 2.2%
Atwood Oceanics, Inc.	494,122	$15,856,375
Dril-Quip, Inc. (a)	98,512	7,856,332
Frank’s International N.V.	926,194	16,652,968

		$40,365,675
Other Banks & Diversified Financials - 3.1%
Air Lease Corp.	363,882	$13,838,432
CAI International, Inc. (a)	264,498	5,636,452
First Republic Bank	304,486	15,690,164
PrivateBancorp, Inc.	351,933	11,068,293
Texas Capital Bancshares, Inc. (a)	191,079	10,534,185

		$56,767,526
Pharmaceuticals - 3.0%
Aratana Therapeutics, Inc. (a)	693,571	$9,189,816
Intercept Pharmaceuticals, Inc. (a)	29,519	4,242,766
Kythera Biopharmaceuticals, Inc. (a)	451,170	17,257,253
MediWound Ltd. (a)	431,491	2,550,112
Receptos, Inc. (a)	79,797	10,796,534
TherapeuticsMD, Inc. (a)(l)	2,673,506	10,266,263

		$54,302,744
Railroad & Shipping - 2.0%
Diana Shipping, Inc. (a)	3,036,550	$22,713,394
Navios Maritime Holdings, Inc.	2,745,912	13,290,214

		$36,003,608
Restaurants - 3.9%
Arcos Dorados Holdings, Inc. (l)	2,055,790	$13,588,772
Chuy’s Holdings, Inc. (a)	736,461	15,767,630
Dunkin Brands Group, Inc.	686,143	33,175,014
Zoe’s Kitchen, Inc. (a)(l)	257,119	8,132,674

		$70,664,090
Special Products & Services - 0.4%
WL Ross Holding Corp. (a)	707,014	$7,763,014

Specialty Chemicals - 2.0%
Albemarle Corp.	476,518	$28,133,623
PolyOne Corp.	212,758	7,935,873

		$36,069,496
Specialty Stores - 5.2%
Burlington Stores, Inc. (a)	519,026	$23,184,891
Citi Trends, Inc. (a)(h)	1,211,133	28,655,407
Lumber Liquidators Holdings, Inc. (a)	256,442	16,307,147
Urban Outfitters, Inc. (a)	841,668	27,202,710

		$95,350,155

4

Portfolio of Investments (unaudited) – continued

Issuer				Shares/Par	Value ($)

Common Stocks - continued
Trucking - 2.7%
Knight Transportation, Inc.				242,177	$8,057,229
Swift Transportation Co. (a)				1,405,072	40,845,443

					$48,902,672
Total Common Stocks					$1,812,096,051
	Strike Price		First Exercise
Warrants - 0.0%
Food & Drug Stores - 0.0%
Brasil Pharma SA (1 share for 1 warrant) (a)	BRL	5.50	6/25/14	731,699	$42,792

Money Market Funds - 0.3%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)				5,544,305	$5,544,305

Collateral for Securities Loaned - 1.3%
Navigator Securities Lending Prime Portfolio, 0.16%, at Net Asset Value (j)				24,173,401	$24,173,401
Total Investments					$1,841,856,549

Other Assets, Less Liabilities - (1.2)%					(22,594,272)
Net Assets - 100.0%					$1,819,262,277

(a)	Non-income producing security.
(h)	Affiliated issuers are those in which the fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

Supplemental Information

11/30/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,671,330,113	$—	$—	$1,671,330,113
Greece	43,095,154	—	—	43,095,154
Hong Kong	17,670,799	—	—	17,670,799
Canada	15,794,978	—	—	15,794,978
India	14,252,298	—	—	14,252,298
Argentina	13,588,772	—	—	13,588,772
Israel	12,078,856	—	—	12,078,856
Australia	8,669,410	—	—	8,669,410
Netherlands	8,401,736	—	—	8,401,736
Other Countries	7,213,935	42,792	—	7,256,727
Mutual Funds	29,717,706	—	—	29,717,706
Total Investments	$1,841,813,757	$42,792	$—	$1,841,856,549

For further information regarding security characteristics, see the Portfolio of Investments.

6

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,694,915,836
Gross unrealized appreciation	280,200,907
Gross unrealized depreciation	(133,260,194)
Net unrealized appreciation (depreciation)	$146,940,713

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,739,356	138,007,211	(134,202,262)	5,544,305

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,945	$5,544,305

Other Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
Citi Trends, Inc.	1,217,419	—	(6,286)	1,211,133
Model N, Inc.	1,653,151	—	(127,276)	1,525,875
TearLab Corp.	2,508,481	—	(12,953)	2,495,528
Uroplasty, Inc.	1,452,126	—	(7,498)	1,444,628

Other Affiliated Issuers	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
Citi Trends, Inc.	$(54,734)	$—	$—	$28,655,407
Model N, Inc.	(1,432,511)	—	—	15,716,513
TearLab Corp.	(140,146)	—	—	6,950,045
Uroplasty, Inc.	(35,965)	—	—	3,438,215

	$(1,663,356)	$—	$—	$54,760,180

7

QUARTERLY REPORT

November 30, 2014

MFS® RESEARCH INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS

11/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 98.7%
Alcoholic Beverages - 1.4%
Pernod Ricard S.A.	832,125	$98,685,184

Apparel Manufacturers - 1.6%
Global Brands Group Holding Ltd. (a)	88,574,000	$19,759,509
Li & Fung Ltd.	22,028,000	24,485,340
LVMH Moet Hennessy Louis Vuitton S.A. (l)	403,171	72,490,664

		$116,735,513
Automotive - 4.2%
Autoliv, Inc.	712,461	$70,505,141
DENSO Corp.	2,936,300	137,152,700
Honda Motor Co. Ltd.	3,370,900	101,450,825

		$309,108,666
Broadcasting - 1.5%
ProSiebenSat.1 Media AG	738,053	$31,545,632
WPP PLC	3,727,444	78,118,304

		$109,663,936
Brokerage & Asset Managers - 0.5%
Computershare Ltd.	3,636,089	$35,751,900

Business Services - 3.3%
Brenntag AG	443,067	$24,417,434
Cognizant Technology Solutions Corp., “A” (a)	1,554,262	83,914,605
Compass Group PLC	3,156,421	53,809,419
Mitsubishi Corp.	2,123,300	40,168,606
Nomura Research, Inc.	1,123,200	35,020,140

		$237,330,204
Computer Software - 0.5%
Dassault Systems S.A.	604,765	$39,559,389

Conglomerates - 0.9%
Hutchison Whampoa Ltd.	5,123,000	$64,211,737

Consumer Products - 2.0%
L’Oreal S.A.	399,489	$68,199,923
Reckitt Benckiser Group PLC	900,245	73,989,538

		$142,189,461
Electrical Equipment - 3.9%
Legrand S.A.	425,897	$22,345,065
Schneider Electric S.A.	1,760,608	143,711,478
Siemens AG	1,007,296	119,271,447

		$285,327,990
Electronics - 2.8%
Infineon Technologies AG	3,490,509	$34,216,035
MediaTek, Inc.	6,080,000	91,354,714
Taiwan Semiconductor Manufacturing Co. Ltd.	17,359,326	79,371,343

		$204,942,092

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Energy - Independent - 1.7%
Cairn Energy PLC (a)	3,452,193	$8,773,751
Cenovus Energy, Inc.	817,450	18,344,210
Galp Energia SGPS S.A., “B”	1,677,443	20,454,967
INPEX Corp.	2,672,500	28,319,447
Oil Search Ltd.	2,581,688	17,516,395
Reliance Industries Ltd.	1,704,023	27,229,219

		$120,637,989
Energy - Integrated - 3.7%
BG Group PLC	3,860,322	$54,349,984
Royal Dutch Shell PLC, “A”	6,500,144	216,794,817

		$271,144,801
Engineering - Construction - 0.6%
JGC Corp.	2,023,000	$43,530,214

Food & Beverages - 4.7%
Danone S.A.	1,699,564	$120,013,012
M. Dias Branco S.A. Industria e Comercio de Alimentos	905,165	34,479,451
Nestle S.A.	2,540,357	190,839,141

		$345,331,604
Food & Drug Stores - 0.5%
Sundrug Co. Ltd.	889,600	$36,095,256

Gaming & Lodging - 0.6%
Sands China Ltd.	7,185,600	$43,040,029

General Merchandise - 0.3%
Lojas Renner S.A.	740,812	$22,139,010

Health Maintenance Organizations - 0.2%
OdontoPrev S.A.	4,369,780	$16,440,875

Insurance - 6.4%
AIA Group Ltd.	21,477,200	$124,073,626
Hiscox Ltd.	2,813,170	30,930,588
ING Groep N.V. (a)	7,902,234	115,829,751
Prudential PLC	2,737,720	66,282,192
Sony Financial Holdings, Inc.	1,638,000	24,859,173
Zurich Insurance Group AG	342,609	107,421,181

		$469,396,511
Machinery & Tools - 3.3%
Atlas Copco AB, “A”	4,022,823	$116,012,360
Joy Global, Inc.	1,000,100	49,044,904
Schindler Holding AG	537,083	76,634,779

		$241,692,043
Major Banks - 9.5%
BNP Paribas	1,631,003	$104,638,767
HSBC Holdings PLC	16,719,522	166,571,297
Mitsubishi UFJ Financial Group, Inc.	13,182,200	76,247,258
Royal Bank of Scotland Group PLC (a)	13,917,877	86,047,189
Standard Chartered PLC	3,777,241	55,360,182

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Major Banks - continued
Sumitomo Mitsui Financial Group, Inc.	2,044,300	$77,089,766
Westpac Banking Corp.	4,565,095	126,497,941

		$692,452,400
Medical Equipment - 0.9%
Sonova Holding AG	153,415	$23,224,720
Terumo Corp.	1,727,900	39,313,474

		$62,538,194
Metals & Mining - 2.7%
Gerdau S.A., ADR	4,787,405	$19,963,479
Iluka Resources Ltd.	6,598,767	38,480,084
Rio Tinto Ltd.	3,009,719	140,863,017

		$199,306,580
Natural Gas - Distribution - 2.8%
Centrica PLC	8,317,028	$37,020,300
China Resources Gas Group Ltd.	12,376,000	34,790,494
GDF SUEZ	2,965,553	73,118,069
Tokyo Gas Co. Ltd.	10,385,000	56,637,499

		$201,566,362
Natural Gas - Pipeline - 0.4%
APA Group	4,592,078	$30,765,688

Network & Telecom - 1.0%
Ericsson, Inc., “B”	6,053,676	$76,246,452

Oil Services - 0.4%
Technip	446,590	$29,062,678

Other Banks & Diversified Financials - 7.6%
Aeon Credit Service Co. Ltd.	1,483,300	$32,023,381
DBS Group Holdings Ltd.	5,078,000	77,262,902
Erste Group Bank AG	1,678,790	45,496,626
HDFC Bank Ltd., ADR	538,389	28,690,750
Julius Baer Group Ltd.	1,210,027	54,853,722
Kasikornbank PLC, NVDR	3,893,900	29,291,710
KBC Group N.V. (a)	1,514,204	86,669,675
Sberbank of Russia, ADR	2,867,195	17,636,116
UBS AG (a)	7,013,509	125,999,877
UniCredit S.p.A.	7,785,618	57,593,026

		$555,517,785
Pharmaceuticals - 10.2%
Bayer AG	1,104,575	$166,236,362
Novartis AG	2,316,274	224,252,259
Roche Holding AG	829,032	248,430,609
Santen Pharmaceutical Co. Ltd.	1,912,400	107,005,444

		$745,924,674
Printing & Publishing - 0.9%
Reed Elsevier N.V.	2,519,613	$61,981,981

Real Estate - 1.3%
Deutsche Wohnen AG	1,411,057	$33,895,286
Intu Properties PLC, REIT	5,871,488	32,774,163

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Real Estate - continued
Mitsui Fudosan Co. Ltd.	1,062,000	$30,700,185

		$97,369,634
Restaurants - 2.1%
Whitbread PLC	1,234,603	$88,571,285
YUM! Brands, Inc.	811,323	62,674,702

		$151,245,987
Specialty Chemicals - 4.9%
Akzo Nobel N.V. (l)	1,569,932	$108,534,553
JSR Corp.	4,980,900	89,108,037
Linde AG	601,219	113,523,649
Symrise AG	738,478	44,166,344

		$355,332,583
Specialty Stores - 0.7%
Esprit Holdings Ltd.	15,453,700	$20,166,791
Hennes & Mauritz AB, “B”	185,933	7,965,743
Ryohin Keikaku Co. Ltd.	178,900	20,969,908

		$49,102,442
Telecommunications - Wireless - 3.7%
KDDI Corp.	2,357,800	$151,080,401
Mobile TeleSystems OJSC (a)	2,968,976	14,964,117
Philippine Long Distance Telephone Co.	304,630	20,283,792
Vodafone Group PLC	22,051,341	80,685,395

		$267,013,705
Telephone Services - 1.8%
BT Group PLC	5,183,391	$33,254,200
Hellenic Telecommunications Organization S.A. (a)	1,761,204	21,585,934
Royal KPN N.V.	9,605,740	31,912,956
Telecom Italia S.p.A. - Savings Shares	30,960,424	27,448,380
Telefonica Brasil S.A., ADR	832,430	17,114,761

		$131,316,231
Tobacco - 1.1%
Japan Tobacco, Inc.	2,606,400	$83,515,935

Trucking - 1.6%
Yamato Holdings Co. Ltd.	5,259,600	$118,670,085

Utilities - Electric Power - 0.5%
Canadian Utilities Ltd.	1,051,340	$36,726,590
Total Common Stocks		$7,198,610,390

Money Market Funds - 1.0%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	69,304,540	$69,304,540

Collateral for Securities Loaned - 0.7%
Navigator Securities Lending Prime Portfolio, 0.16%, at Net Asset Value (j)	50,995,670	$50,995,670
Total Investments		$7,318,910,600

Other Assets, Less Liabilities - (0.4)%		(27,097,065)
Net Assets - 100.0%		$7,291,813,535

4

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

Supplemental Information

11/30/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$1,328,957,732	$—	$—	$1,328,957,732
United Kingdom	1,304,195,620	—	—	1,304,195,620
Switzerland	1,051,656,287	—	—	1,051,656,287
France	771,824,234	—	—	771,824,234
Germany	567,272,191	—	—	567,272,191
Netherlands	318,259,241	—	—	318,259,241
Hong Kong	295,737,031	—	—	295,737,031
United States	266,139,352	—	—	266,139,352
Australia	249,012,008	—	—	249,012,008
Other Countries	1,030,592,577	14,964,117	—	1,045,556,694
Mutual Funds	120,300,210	—	—	120,300,210
Total Investments	$7,303,946,483	$14,964,117	$—	$7,318,910,600

6

Supplemental Information (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $27,229,219 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$6,750,141,341
Gross unrealized appreciation	998,060,467
Gross unrealized depreciation	(429,291,208)
Net unrealized appreciation (depreciation)	$568,769,259

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	102,287,398	226,081,521	(259,064,379)	69,304,540

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$19,007	$69,304,540

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of November 30, 2014, are as follows:

Japan	18.2%
United Kingdom	17.9%
Switzerland	14.4%
France	10.6%
Germany	7.8%
United States	4.9%
Netherlands	4.4%
Hong Kong	4.1%
Australia	3.4%
Other Countries	14.3%

7

QUARTERLY REPORT

November 30, 2014

MFS® TECHNOLOGY FUND

PORTFOLIO OF INVESTMENTS

11/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 98.7%
Broadcasting - 6.0%
Discovery Communications, Inc., “C” (a)	98,401	$3,346,615
Time Warner, Inc.	83,372	7,096,625
Twenty-First Century Fox, Inc.	198,972	7,322,170
Walt Disney Co.	17,377	1,607,546

		$19,372,956
Brokerage & Asset Managers - 0.9%
Allied Minds PLC (a)	169,000	$777,089
Intercontinental Exchange, Inc.	8,547	1,931,537

		$2,708,626
Business Services - 7.5%
Accenture PLC, “A”	23,037	$1,988,784
Cognizant Technology Solutions Corp., “A” (a)	78,879	4,258,677
Concur Technologies, Inc. (a)	19,058	2,454,861
Equifax, Inc.	2,335	185,749
Fidelity National Information Services, Inc.	59,715	3,653,961
FleetCor Technologies, Inc. (a)	23,478	3,566,073
Gartner, Inc. (a)	27,818	2,377,883
Global Payments, Inc.	16,646	1,437,549
IHS, Inc., “A” (a)	19,081	2,336,659
Wex, Inc. (a)	17,899	2,024,019

		$24,284,215
Cable TV - 0.8%
Time Warner Cable, Inc.	17,760	$2,651,213

Computer Software - 15.0%
Adobe Systems, Inc. (a)	57,031	$4,202,044
Citrix Systems, Inc. (a)	19,240	1,275,804
Dassault Systems S.A.	6,956	455,012
Microsoft Corp.	247,926	11,853,342
Oracle Corp.	352,718	14,958,770
Qlik Technologies, Inc. (a)	59,460	1,833,152
Red Hat, Inc. (a)	64,837	4,029,620
Salesforce.com, Inc. (a)	155,395	9,303,499
VMware, Inc., “A” (a)	6,147	540,690

		$48,451,933
Computer Software - Systems - 18.2%
Apple, Inc. (s)	165,620	$19,697,187
Benefitfocus, Inc. (a)(l)	30,799	834,345
CDW Corp.	51,500	1,806,620
EMC Corp.	442,153	13,419,344
Guidewire Software, Inc. (a)	35,270	1,780,077
Hewlett-Packard Co. (s)	384,614	15,023,023
Qualys, Inc. (a)	43,414	1,540,763
ServiceNow, Inc. (a)	21,528	1,376,931
SS&C Technologies Holdings, Inc.	35,570	1,798,064
Vantiv, Inc., “A” (a)	39,838	1,344,134

		$58,620,488

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Consumer Services - 3.3%
Ctrip.com International Ltd., ADR (a)	13,200	$713,856
Priceline Group, Inc. (a)	8,589	9,964,872

		$10,678,728
Electrical Equipment - 2.2%
Amphenol Corp., “A”	60,056	$3,220,803
TE Connectivity Ltd.	59,218	3,801,796

		$7,022,599
Electronics - 8.3%
Altera Corp.	191,191	$7,192,605
Broadcom Corp., “A”	121,748	5,250,991
JDS Uniphase Corp. (a)	332,171	4,431,161
Mellanox Technologies Ltd. (a)	34,973	1,491,598
Microchip Technology, Inc.	181,431	8,191,610

		$26,557,965
Entertainment - 0.5%
AMC Networks, Inc., “A” (a)	25,549	$1,657,108

Internet - 21.8%
Alibaba Group Holding Ltd., ADR (a)	15,259	$1,703,515
eBay, Inc. (a)	83,102	4,560,638
Facebook, Inc., “A “ (a)	191,696	14,894,779
Google, Inc., “A” (a)(s)	37,639	20,666,822
Google, Inc., “C” (a)	18,401	9,970,214
LinkedIn Corp., “A” (a)	22,189	5,020,705
Twitter, Inc. (a)	46,321	1,933,439
Yahoo!, Inc. (a)	186,854	9,667,826
Yelp, Inc. (a)	32,504	1,855,653

		$70,273,591
Network & Telecom - 2.2%
Juniper Networks, Inc.	147,340	$3,265,054
Qualcomm, Inc.	51,445	3,750,341

		$7,015,395
Other Banks & Diversified Financials - 8.0%
MasterCard, Inc., “A”	121,558	$10,610,798
Visa, Inc., “A”	58,928	15,214,620

		$25,825,418
Specialty Stores - 2.7%
Amazon.com, Inc. (a)	25,853	$8,754,860

Telecommunications - Wireless - 1.3%
American Tower Corp., REIT	25,403	$2,667,569
SBA Communications Corp. (a)	12,410	1,509,925

		$4,177,494
Total Common Stocks		$318,052,589

Collateral for Securities Loaned - 0.0%
Navigator Securities Lending Prime Portfolio, 0.16%, at Net Asset Value (j)	86,772	$86,772

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Money Market Funds - 2.9%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	9,387,416	$9,387,416
Total Investments		$327,526,777
Issuer/Expiration Date/Strike Price	Number of Contracts
Call Options Written - 0.0%
Consumer Services - 0.0%
Ctrip.Com International Ltd. - December 2014 @ $58	(132)	$(5,940)

Put Options Written - 0.0%
Computer Software - 0.0%
Qlik Technologies, Inc. - December 2014 @ $29	(203)	$(6,090)

Computer Software - Systems - 0.0%
Apple Inc. - December 2014 @ $110	(401)	$(15,639)
Apple Inc. - December 2014 @ $111	(134)	(6,432)
Workday Inc. - December 2014 @ $79	(120)	(2,400)

		$(24,471)
Total Put Options Written		$(30,561)
Issuer	Shares/Par
Securities Sold Short - (2.3)%
Computer Software - Systems - (0.4)%
Arrow Electronics, Inc. (a)	(24,400)	$(1,425,936)

Electronics - (1.5)%
ASML Holding N.V.	(13,900)	$(1,468,952)
Intel Corp.	(22,400)	(834,400)
Linear Technology Corp.	(32,300)	(1,486,769)
Sanmina Corp. (a)	(40,800)	(1,003,680)

		$(4,793,801)
Network & Telecom - (0.4)%
Harris Corp.	(18,000)	$(1,290,060)
Total Securities Sold Short		$(7,509,797)

Other Assets, Less Liabilities - 0.7%		2,387,017
Net Assets - 100.0%		$322,367,496

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and/or certain derivative transactions.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

At November 30, 2014, the fund had cash collateral of $1,969,781 and other liquid securities with an aggregate value of $11,153,124 to cover any commitments for securities sold short and/or certain derivative contracts.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

11/30/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as written options. The following is a summary of the levels used as of November 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$318,052,589	$—	$—	$318,052,589
Mutual Funds	9,474,188	—	—	9,474,188
Total Investments	$327,526,777	$—	$—	$327,526,777
Short Sales	$(7,509,797)	$—	$—	$(7,509,797)

Other Financial Instruments
Written Options	$(22,071)	$(14,430)	$—	$(36,501)

4

Supplemental Information (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$221,661,026
Gross unrealized appreciation	106,881,461
Gross unrealized depreciation	(1,015,710)
Net unrealized appreciation (depreciation)	$105,865,751

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	11,677,042	21,072,178	(23,361,804)	9,387,416

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,451	$9,387,416

5

QUARTERLY REPORT

November 30, 2014

MFS® U.S. GOVERNMENT CASH RESERVE FUND

PORTFOLIO OF INVESTMENTS

11/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

U.S. Government Agencies and Equivalents (y) - 99.0%
Fannie Mae, 0.03%, due 1/15/15	$3,615,000	$3,614,862
Fannie Mae, 0.085%, due 1/28/15	2,800,000	2,799,617
Fannie Mae, 0.08%, due 2/04/15	3,233,000	3,232,533
Fannie Mae, 0.08%, due 2/09/15	3,000,000	2,999,533
Fannie Mae, 0.07%, due 2/18/15	3,336,000	3,335,488
Federal Home Loan Bank, 0.055%, due 12/02/14	3,067,000	3,066,995
Federal Home Loan Bank, 0.047%, due 12/03/14	15,100,000	15,099,961
Federal Home Loan Bank, 0.08%, due 12/03/14	1,000,000	999,996
Federal Home Loan Bank, 0.05%, due 12/05/14	5,000,000	4,999,972
Federal Home Loan Bank, 0.06%, due 12/05/14	1,000,000	999,993
Federal Home Loan Bank, 0.065%, due 12/05/14	13,600,000	13,599,902
Federal Home Loan Bank, 0.054%, due 12/12/14	13,375,000	13,374,779
Federal Home Loan Bank, 0.055%, due 12/17/14	6,390,000	6,389,844
Federal Home Loan Bank, 0.04%, due 1/02/15	13,555,000	13,554,518
Federal Home Loan Bank, 0.06%, due 1/07/15	22,554,000	22,552,609
Federal Home Loan Bank, 0.08%, due 1/07/15	285,000	284,977
Federal Home Loan Bank, 0.06%, due 1/09/15	7,660,000	7,659,502
Federal Home Loan Bank, 0.065%, due 1/14/15	13,260,000	13,258,947
Federal Home Loan Bank, 0.066%, due 1/14/15	4,724,000	4,723,619
Federal Home Loan Bank, 0.08%, due 1/16/15	2,140,000	2,139,781
Federal Home Loan Bank, 0.08%, due 1/20/15	1,000,000	999,889
Federal Home Loan Bank, 0.05%, due 1/21/15	4,991,000	4,990,646
Federal Home Loan Bank, 0.06%, due 1/21/15	16,232,000	16,230,620
Federal Home Loan Bank, 0.075%, due 1/21/15	5,917,000	5,916,371
Federal Home Loan Bank, 0.04%, due 1/22/15	4,634,000	4,633,732
Federal Home Loan Bank, 0.065%, due 1/23/15	2,838,000	2,837,728
Federal Home Loan Bank, 0.06%, due 1/28/15	14,263,000	14,261,621
Federal Home Loan Bank, 0.075%, due 1/28/15	3,310,000	3,309,600
Federal Home Loan Bank, 0.065%, due 1/30/15	2,500,000	2,499,729
Federal Home Loan Bank, 0.065%, due 2/04/15	12,296,000	12,294,556
Federal Home Loan Bank, 0.07%, due 2/04/15	3,650,000	3,649,539
Federal Home Loan Bank, 0.073%, due 2/04/15	13,480,000	13,478,223
Federal Home Loan Bank, 0.08%, due 2/04/15	1,000,000	999,856
Federal Home Loan Bank, 0.07%, due 2/06/15	4,600,000	4,599,401
Federal Home Loan Bank, 0.085%, due 2/13/15	4,816,000	4,815,159
Federal Home Loan Bank, 0.091%, due 2/13/15	6,300,000	6,298,822
Federal Home Loan Bank, 0.06%, due 2/20/15	5,255,000	5,254,291
Federal Home Loan Bank, 0.095%, due 2/25/15	4,460,000	4,458,988
Federal Home Loan Bank, 0.08%, due 4/06/15	13,000,000	12,996,360
Freddie Mac, 0.055%, due 12/01/14	1,600,000	1,600,000
Freddie Mac, 0.1%, due 1/12/15	2,000,000	1,999,767
Freddie Mac, 0.065%, due 1/26/15	5,800,000	5,799,414
Freddie Mac, 0.08%, due 2/02/15	2,164,000	2,163,697
Freddie Mac, 0.075%, due 2/06/15	300,000	299,958
Freddie Mac, 0.085%, due 2/09/15	2,183,000	2,182,639
U.S. Treasury Bill, 0.012%, due 12/11/14	13,645,000	13,644,953
U.S. Treasury Bill, 0.02%, due 2/26/15	13,250,000	13,249,360
U.S. Treasury Bill, 0.045%, due 4/02/15	5,000,000	4,999,238
U.S. Treasury Bill, 0.053%, due 5/07/15	10,330,000	10,327,635
U.S. Treasury Bill, 0.108%, due 7/23/15	7,000,000	6,995,086
Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$326,474,306

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Repurchase Agreements - 1.1%
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement, 0.07%, dated 11/28/14, due 12/01/14, total to be received $3,760,022 (secured by U.S. Treasury and Federal Agency obligations valued at $3,835,247 in a jointly traded account), at Cost and Value	$3,760,000	$3,760,000
Total Investments, at Amortized Cost and Value		$330,234,306

Other Assets, Less Liabilities - (0.1)%		(386,039)
Net Assets - 100.0%		$329,848,267

(y)	The rate shown represents an annualized yield at time of purchase.

The cost of investments for federal income tax purposes is $330,234,306.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

11/30/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Pursuant to procedures approved by the Board of Trustees, investments held by the fund may be valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Short Term Securities	$—	$330,234,306	$—	$330,234,306

For further information regarding security characteristics, see the Portfolio of Investments.

3

QUARTERLY REPORT

November 30, 2014

MFS® VALUE FUND

PORTFOLIO OF INVESTMENTS

11/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 98.4%
Aerospace - 6.9%
Honeywell International, Inc.	7,028,697	$696,333,009
Lockheed Martin Corp.	3,824,276	732,578,311
Northrop Grumman Corp.	2,196,278	309,521,459
United Technologies Corp.	6,427,509	707,540,191

		$2,445,972,970
Alcoholic Beverages - 1.4%
Diageo PLC	16,562,018	$513,138,506

Automotive - 1.8%
Delphi Automotive PLC	4,065,588	$296,584,645
Johnson Controls, Inc.	7,129,058	356,452,900

		$653,037,545
Broadcasting - 3.7%
Omnicom Group, Inc.	5,450,006	$421,121,964
Time Warner, Inc.	3,595,843	306,078,156
Viacom, Inc., “B”	3,107,298	235,004,948
Walt Disney Co.	3,814,604	352,889,016

		$1,315,094,084
Brokerage & Asset Managers - 2.9%
BlackRock, Inc.	984,774	$353,612,648
Franklin Resources, Inc.	8,126,300	462,061,418
NASDAQ OMX Group, Inc.	5,039,531	226,325,337

		$1,041,999,403
Business Services - 3.4%
Accenture PLC, “A”	8,976,063	$774,903,519
Equifax, Inc.	187,347	14,903,454
Fidelity National Information Services, Inc.	2,853,789	174,623,349
Fiserv, Inc. (a)	3,479,515	248,750,527

		$1,213,180,849
Cable TV - 1.2%
Comcast Corp., “Special A”	7,306,526	$415,083,742

Chemicals - 3.7%
3M Co.	4,509,852	$721,982,207
E.I. du Pont de Nemours & Co.	1,182,603	84,437,854
PPG Industries, Inc.	2,281,293	499,192,534

		$1,305,612,595
Computer Software - 1.0%
Oracle Corp.	8,227,120	$348,912,159

Computer Software - Systems - 1.4%
International Business Machines Corp.	3,067,442	$497,447,069

Construction - 0.6%
Stanley Black & Decker, Inc.	2,212,544	$208,952,655

Consumer Products - 0.5%
Procter & Gamble Co.	2,154,746	$194,853,681

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Containers - 0.5%
Crown Holdings, Inc. (a)	3,501,914	$173,344,743

Electrical Equipment - 2.6%
Danaher Corp.	5,378,678	$449,442,334
Pentair PLC	2,090,698	135,289,068
Tyco International PLC	7,799,337	334,591,557

		$919,322,959
Electronics - 1.2%
Texas Instruments, Inc.	7,819,905	$425,559,230

Energy - Independent - 1.5%
EOG Resources, Inc.	1,788,397	$155,089,788
Occidental Petroleum Corp.	4,757,129	379,476,180

		$534,565,968
Energy - Integrated - 3.4%
Chevron Corp.	4,694,318	$511,070,401
Exxon Mobil Corp.	7,761,117	702,691,533

		$1,213,761,934
Food & Beverages - 4.4%
Danone S.A.	3,796,000	$268,050,743
Dr Pepper Snapple Group, Inc.	1,488,268	110,131,832
General Mills, Inc.	9,801,623	517,035,613
Kellogg Co.	1,421,824	94,195,840
Nestle S.A.	7,865,232	590,859,520

		$1,580,273,548
Food & Drug Stores - 1.8%
CVS Health Corp.	6,838,715	$624,785,002

General Merchandise - 1.8%
Kohl’s Corp.	1,408,233	$83,958,851
Target Corp.	7,693,133	569,291,842

		$653,250,693
Insurance - 7.7%
ACE Ltd.	3,524,449	$402,985,499
Aon PLC	4,003,206	370,256,523
Chubb Corp.	2,668,446	274,983,360
MetLife, Inc.	12,306,313	684,354,066
Prudential Financial, Inc.	3,972,741	337,603,530
Travelers Cos., Inc.	6,300,903	658,129,318

		$2,728,312,296
Leisure & Toys - 0.6%
Hasbro, Inc.	2,824,254	$167,195,837
Mattel, Inc.	1,601,233	50,518,901

		$217,714,738
Machinery & Tools - 1.3%
Eaton Corp. PLC	4,445,891	$301,564,787
Illinois Tool Works, Inc.	1,726,726	163,918,099

		$465,482,886

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Major Banks - 12.2%
Bank of New York Mellon Corp.	10,961,399	$438,784,802
Goldman Sachs Group, Inc.	3,575,930	673,740,971
JPMorgan Chase & Co.	24,433,205	1,469,901,613
PNC Financial Services Group, Inc.	2,879,605	251,879,049
State Street Corp.	4,373,465	335,575,969
Wells Fargo & Co.	21,479,465	1,170,201,253

		$4,340,083,657
Medical & Health Technology & Services - 1.0%
Express Scripts Holding Co. (a)	4,470,840	$371,750,346

Medical Equipment - 5.2%
Abbott Laboratories	9,630,377	$428,648,080
Covidien PLC	2,859,018	288,760,818
Medtronic, Inc.	6,441,802	475,855,914
St. Jude Medical, Inc.	3,737,585	254,006,277
Thermo Fisher Scientific, Inc.	3,078,972	398,080,290

		$1,845,351,379
Oil Services - 0.8%
Baker Hughes, Inc.	1,108,338	$63,175,266
Schlumberger Ltd.	2,699,221	231,998,045

		$295,173,311
Other Banks & Diversified Financials - 2.1%
Citigroup, Inc.	1,707,012	$92,127,438
U.S. Bancorp	14,773,834	653,003,463

		$745,130,901
Pharmaceuticals - 8.5%
Johnson & Johnson	12,020,805	$1,301,252,141
Merck & Co., Inc.	7,673,289	463,466,656
Novartis AG	1,221,245	118,235,990
Pfizer, Inc.	32,765,471	1,020,644,422
Roche Holding AG	350,336	104,982,903

		$3,008,582,112
Printing & Publishing - 0.5%
McGraw-Hill Cos., Inc.	1,744,845	$163,073,214
Time, Inc.	381,858	9,141,681

		$172,214,895
Railroad & Shipping - 0.6%
Canadian National Railway Co.	3,154,937	$224,158,274

Restaurants - 1.0%
McDonald’s Corp.	3,613,216	$349,795,441

Specialty Chemicals - 0.1%
Valspar Corp.	425,318	$35,688,433

Specialty Stores - 1.3%
Advance Auto Parts, Inc.	1,486,600	$218,649,128
Bed Bath & Beyond, Inc. (a)	1,261,857	92,582,448
Staples, Inc.	10,958,017	154,069,719

		$465,301,295

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Telecommunications - Wireless - 0.6%
Vodafone Group PLC	57,734,132	$211,247,981

Telephone Services - 2.1%
AT&T, Inc.	2,908,087	$102,888,118
Verizon Communications, Inc.	12,667,785	640,863,243

		$743,751,361
Tobacco - 5.3%
Altria Group, Inc.	3,604,045	$181,139,302
Imperial Tobacco Group PLC	1,633,714	75,631,832
Lorillard, Inc.	5,836,322	368,505,371
Philip Morris International, Inc.	14,591,685	1,268,455,177

		$1,893,731,682
Trucking - 1.6%
United Parcel Service, Inc., “B”	5,257,824	$577,940,014

Utilities - Electric Power - 0.2%
Duke Energy Corp.	1,045,993	$84,620,834
Total Common Stocks		$35,054,181,171

Convertible Preferred Stocks - 0.1%
Aerospace - 0.1%
United Technologies Corp., 7.5%	364,100	$21,849,641

Money Market Funds - 1.2%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	425,917,747	$425,917,747
Total Investments		$35,501,948,559

Other Assets, Less Liabilities - 0.3%		110,882,957
Net Assets - 100.0%		$35,612,831,516

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

11/30/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$35,076,030,812	$—	$—	$35,076,030,812
Mutual Funds	425,917,747	—	—	425,917,747
Total Investments	$35,501,948,559	$—	$—	$35,501,948,559

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$23,513,785,963
Gross unrealized appreciation	12,085,472,958
Gross unrealized depreciation	(97,310,362)
Net unrealized appreciation (depreciation)	$11,988,162,596

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

5

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	329,051,729	702,067,724	(605,201,706)	425,917,747

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$86,508	$425,917,747

6

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST I

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: January 15, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: January 15, 2015

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: January 15, 2015

*	Print name and title of each signing officer under his or her signature.